Income Tax (Details) - Schedule of income tax provision	10 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current	$ 11,509
Deferred	(94,822)
State
Current
Deferred
Change in valuation allowance	94,822
Income tax provision	$ 11,509